Share-based payments - Share Options Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) shares plan	Jun. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	2,154,900	2,358,400
Expense from share-based payment transactions with employees	$ 9,412	$ 11,801
Number of shared based payment arrangement plans | plan	3
Related to research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 3,714	3,208
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 5,698	$ 8,593